EATON VANCE SERIES TRUST II

Two International Place

Boston, MA 02110

Telephone: (617) 482-8260

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Series Trust II (the “Registrant”) on behalf of Eaton Vance Income Fund of Boston (the “Fund”) (1933 Act File No. 02-42722) certifies (a) that the forms of prospectus and statement of additional information dated March 1, 2021 used with respect to the Fund, do not differ materially from those contained in Post-Effective Amendment No. 120 (“Amendment No. 120”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 120 was filed electronically with the Commission (Accession No. 0000940394-20-000461) on February 25, 2021.

EATON VANCE SERIES TRUST II

on behalf of Eaton Vance Income Fund of Boston

By: /s/ Maureen A. Gemma

Maureen A. Gemma, Secretary

Date: March 1, 2021